Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, including fees:
Taxable	$ 74,404	$ 71,760	$ 71,307
Tax-exempt	3,630	3,628	4,020
Securities:
Taxable	20,552	21,468	22,362
Tax-exempt	740	451	1
Federal funds sold	0	1	5
Total interest income	99,326	97,308	97,695
Interest Expense
Deposits	6,204	7,701	11,443
Short-term borrowings	712	203	439
Long-term debt	1,280	2,206	2,814
Total interest expense	8,196	10,110	14,696
Net interest income	91,130	87,198	82,999
Provision for loan losses	6,875	10,100	20,592
Net interest income after provision for loan losses	84,255	77,098	62,407
Noninterest Income
Service charges on deposit accounts	22,867	23,161	23,272
Loan service charges and fees	2,764	2,838	2,366
Other	2,940	2,373	2,135
Service charges, fees and other operating income	28,571	28,372	27,773
Net gains on sales of loans	955	1,220	2,728
Total fees and other income	29,526	29,592	30,501
Other-than-temporary impairment (OTTI) losses	0	(649)	(324)
Portion recognized in other comprehensive income (before taxes)	0	0	0
Net impairment loss on investment securities	0	(649)	(324)
Net gains on sales/calls of securities	664	1,051	350
Debt prepayment charge	0	(140)	(75)
Total noninterest income	30,190	29,854	30,452
Noninterest Expenses
Salaries and employee benefits	42,806	41,241	40,318
Occupancy	8,710	8,439	9,155
Furniture and equipment	4,540	4,842	5,465
Advertising and marketing	2,418	1,870	2,016
Data processing	12,838	13,590	14,211
Regulatory assessments and related fees	2,227	4,063	3,638
Telephone	3,643	3,480	3,434
Loan expense	2,024	1,384	1,098
Foreclosed real estate	422	1,335	2,275
Branding	0	30	1,891
Consulting fees	807	1,104	1,496
Pennsylvania shares tax	2,176	1,789	1,507
Other	7,258	7,977	7,510
Total noninterest expenses	89,869	91,144	94,014
Income (loss) before taxes	24,576	15,808	(1,155)
Provision (benefit) for federal income taxes	7,316	4,914	(1,444)
Net income	$ 17,260	$ 10,894	$ 289
Net Income per Common Share
Basic (in dollars per share)	$ 1.21	$ 0.77	$ 0.02
Diluted (in dollars per share)	$ 1.20	$ 0.77	$ 0.02
Average Common and Common Equivalent Shares Outstanding
Basic (in shares)	14,142	14,128	13,919
Diluted (in shares)	14,290	14,128	13,919